Summary of Tax Credit Carryforwards (Details) (USD $)	Jan. 31, 2013
Tax Credit Carryforward, Amount	$ 13,005,000
2015 [Member]
Tax Credit Carryforward, Amount	507,000
2026 [Member]
Tax Credit Carryforward, Amount	910,000
2027 [Member]
Tax Credit Carryforward, Amount	536,000
2028 [Member]
Tax Credit Carryforward, Amount	586,000
2029 [Member]
Tax Credit Carryforward, Amount	1,467,000
2030 [Member]
Tax Credit Carryforward, Amount	2,131,000
2031 [Member]
Tax Credit Carryforward, Amount	2,564,000
2032 [Member]
Tax Credit Carryforward, Amount	1,822,000
2033 [Member]
Tax Credit Carryforward, Amount	$ 2,482,000